Premises and Equipment (Schedule of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 15,730	$ 15,273
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(8,404)	(7,794)
Property, Plant and Equipment, Net, Total	7,326	7,479
Depreciation Premises and Equipment	570	531	459
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,238	2,228
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,494	9,244
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,998	$ 3,801